SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE (Details) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Option exercise price	$ 0.1150	$ 0.1150		$ 0.1150
Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share		0.06	$ 0.06
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share		0.08	$ 0.08
Warrant [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	0.001	0.001		0.001
Stock Warrants [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	$ 0.25	$ 0.25		$ 0.25